[JOHNSON MUTUAL FUNDS LOGO]


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ANNUAL REPORT DATED                                           DECEMBER 31, 1996
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[ ]     JOHNSON GROWTH FUND

[ ]     JOHNSON OPPORTUNITY FUND

[ ]     JOHNSON FIXED INCOME FUND

[ ]     JOHNSON MUNICIPAL INCOME FUND







                                           ------------------------------------
                                                INVESTMENT ADVISER:

                                             JOHNSON INVESTMENT COUNSEL, INC.
                                                 5556 CHEVIOT ROAD
                                               CINCINNATI, OHIO 45247

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

--------------------------------------------------------------------------------
TABLE OF CONTENTS                                             DECEMBER 31, 1996
--------------------------------------------------------------------------------
       Our Message to You .......................................................... 1

       PERFORMANCE REVIEW AND MANAGEMENT DISCUSSION
              Growth Fund .......................................................... 2
              Opportunity Fund ..................................................... 3
              Fixed Income Fund .................................................... 4
              Municipal Income Fund ................................................ 5

       PORTFOLIO OF INVESTMENTS
              Growth Fund .......................................................... 6 - 8
              Opportunity Fund                                                       9 - 11
              Fixed Income Fund ....................................................12 - 14
              Municipal Income Fund ................................................15 - 17
       Statement of Assets and Liabilities .........................................18
       Statement of Operations .....................................................19
       Statement of Changes in Net Assets
              Stock Funds ..........................................................20
              Bond Funds ...........................................................21

       FINANCIAL HIGHLIGHTS
              Stock Funds ..........................................................22
              Bond Funds ...........................................................23
       Notes to the Financial Statements ...........................................24 - 26

       Independent Auditor's Report ................................................27
       Trustees, Officers, Transfer Agent, Fund Accountant, Custodian, Auditors ....28
       Investment Adviser ..........................................................29



--------------------------------------------------------------------------------
OUR MESSAGE TO YOU
--------------------------------------------------------------------------------

                                                 February 25, 1997

Dear Shareholder:

The U.S. stock market experienced another year of positive returns in 1996, well above most analysts' estimates. Low inflation, and steady, modest economic expansion helped significantly in the continued earnings' expansion of companies. The GROWTH FUND, which focuses on a diversified portfolio of quality growth stocks, increased 16.9% for the year, while the OPPORTUNITY FUND, which invests in small to medium-sized company stocks, returned 23.1%.

Positive economic performance and higher market inflationary expectations pushed interest rates up in 1996 and resulted in only modest total returns for high-quality fixed income investors, after large returns in 1995. The FIXED INCOME FUND and the MUNICIPAL INCOME FUND, returned 3.1% and 3.4% for the year, respectively.

The four following pages of the December 31, 1996 Annual Report explain in greater detail the relative performance of your Funds as compared to the appropriate Index. The remainder of the report list the stocks and bonds held in each of the Funds, as well as other financial data and notes.

As Johnson Investment Counsel, Inc., the Funds' Adviser, moves into our thirty-third year of providing financial advice to our clients, we are pleased that you have chosen the Johnson Funds to be part of your investment portfolio. We appreciate the opportunity to continue to be of service to you, your business, and your family.

Please call if you have any questions or comments about the enclosed report.

                                                Sincerely,
                                                /s/ Tim Johnson
                                                Timothy E. Johnson, President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH FUND, PERFORMANCE REVIEW                               DECEMBER 31, 1996
--------------------------------------------------------------------------------
                  $10,000 INITIAL INVESTMENT SINCE INCEPTION

                                    [Graph]

               Date                Growth Fund                S&P
               ----                -----------                ---
              12/29/95             $13,358.55              $15,347.44
               1/16/96             $13,167.31              $15,171.09
               1/31/96             $13,733.95              $15,869.26
               2/15/96             $13,967.68              $16,274.12
               2/29/96             $13,882.69              $16,016.27
               3/15/96             $13,939.35              $16,060.98
               3/29/96             $14,059.76              $16,170.46
               4/15/96             $13,946.21              $16,108.14
               4/30/96             $14,152.03              $16,408.85
               5/16/96             $14,293.97              $16,705.15
               5/31/96             $14,357.85              $16,832.08
               6/14/96             $14,322.36              $16,768.14
               6/28/96             $14,393.34              $16,896.24
               7/15/96             $13,518.64              $15,882.00
               7/31/96             $13,781.76              $16,150.00
               8/15/96             $14,116.00              $16,735.00
               8/30/96             $14,030.66              $16,490.00
               9/16/96             $14,756.02              $17,326.00
               9/30/96             $15,008.47              $17,419.00
              10/15/96             $15,250.77              $17,819.00
              10/31/96             $15,101.11              $17,900.00
              11/15/96             $15,920.66              $18,744.00
              11/29/96             $16,284.12              $19,252.00
              12/16/96             $15,307.78              $18,354.00
              12/31/96             $15,609.73              $18,871.00

For Periods Ending December 31, 1996:
                                         Average Annual
                                         Total Returns (a)
                                   -------------------------------
                              1 Year            2 Year            4 Year
                            ----------        ----------        ----------
       Johnson Growth Fund    16.85%            24.01%             11.78%
Standard & Poors 500 Index    22.96%            30.07%             17.21%

(a) Inception of the Growth Fund was January 4, 1993. The data represented herein represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not have fees. A shareholder cannot invest directly in the Standard & Poors 500 Index.

   TOP TEN HOLDINGS:
   -----------------
   Mobil Corporation         4.4%
   Procter & Gamble Co.      4.4%
   General Electric Co.      4.3%
   Johnson & Johnson         4.3%
   Hewlett-Packard Co.       4.2%
   Sysco Corporation         4.2%
   McDonald's Corp.          4.0%
   General RE Corporation    4.0%
   Electronic Data Systems   3.0%
   Columbia/HCA Corp.        2.8%

HOW DID THE GROWTH FUND PERFORM RELATIVE TO THE MARKET?

The return on the Growth Fund for calendar year 1996 was 16.9% as compared to the Standard & Poors 500 Index return of 23.0%. As often occurs, there was a wide disparity between the returns for individual industries. At one extreme, the technology industry had a positive price change of 40% in 1996. At the other extreme, the utility industry had a price change of negative 2%. The Growth Fund has a philosophy of being well diversified by industry and, as a result, maintained a 14% exposure to technology stocks throughout the year, a modest exposure compared to many of the best performing funds in 1996.

In past reports we have alluded to various trends in the stock market that have helped or hurt the relative performance of the Growth Fund. High quality stocks, which the Growth Fund invests in, returned on average 5% less than low quality stocks in 1996. The trend began to change this past summer when the equity market declined about 10%. During the decline, higher quality stocks performed better than low quality as investors attempted to lower risk in their portfolios. Today, the high quality sector of the equity market sells at very reasonable premiums to the low quality sector. As a result, we would anticipate that the Growth Fund is well positioned for a potentially less exuberant market in 1997.

GROWTH FUND OBJECTIVE: LONG-TERM CAPITAL GROWTH
PRIMARY ASSET CATEGORY: STOCKS OF LARGER-SIZED QUALITY GROWTH COMPANIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPPORTUNITY FUND, PERFORMANCE REVIEW                          DECEMBER 31, 1996
--------------------------------------------------------------------------------
                  $10,000 INITIAL INVESTMENT SINCE INCEPTION

                                    [Graph]

                                   Opportunity                 S&P
               Date                   Fund                 Midcap Index
               ----                -----------             ------------
              5/16/94                $10,000                 $10,000
              5/31/94                $10,307                 $10.368
              6/30/94                $ 9,980                 $10,012
              7/31/94                $10,180                 $10,350
              8/31/94                $10,647                 $10,892
              9/30/94                $10,393                 $10,688
             10/31/94                $10,620                 $10,805
             11/30/94                $10,313                 $10,319
             12/31/94                $10,499                 $10,415
              1/31/95                $10,466                 $10,522
              2/28/95                $10,760                 $11,026
              3/31/95                $11,094                 $11,268
              4/30/95                $11,335                 $11,459
              5/31/95                $11,622                 $11,678
              6/30/95                $12,291                 $12,253
              7/31/95                $12,646                 $12,891
              8/31/95                $12,632                 $13,129
              9/29/95                $12,860                 $13,447
             10/31/95                $12,499                 $13,100
             11/30/95                $12,947                 $13,691
             12/31/95                $13,152                 $13,633
              1/31/96                $13,443                 $13,831
              2/29/96                $13,789                 $14,301
              3/29/96                $14,046                 $14,472
              4/30/96                $14,466                 $14,915
              5/31/96                $14,683                 $15,116
              6/28/96                $14,364                 $14,889
              7/31/96                $13,403                 $13,889
              8/30/96                $14,168                 $14,691
              9/30/96                $14,852                 $15,332
             10/31/96                $14,906                 $15,376
             11/29/96                $15,942                 $16,242
             12/31/96                $16,190                 $16,260


For Periods Ending December 31, 1996:
                                           Average Annual
                                           Total Returns (a)
                                     -------------------------------
                                1 Year            2 Year           2.6 Year
                              ----------        ----------        ----------
     Johnson Opportunity Fund   23.10%            24.18%             20.16%
Standard & Poors MidCap Index   19.23%            24.95%             20.36%

(a) Inception of the Opportunity Fund was May 16, 1994. The data represented herein represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not have fees. A shareholder cannot invest directly in the Standard & Poors MidCap Index.


   TOP TEN HOLDINGS:
   -----------------

   G & K Services Inc.       3.1%
   Reliastar Financial Corp. 3.0%
   Herman Miller Inc.        2.9%
   Medusa Corp.              2.7%
   Smith International Inc.  2.7%
   Transatlantic Holdings    2.6%
   USA Waste Services        2.5%
   Southtrust Corp.          2.4%
   Dollar General Corp.      2.3%
   Tidewater Inc.            2.3%


HOW DID THE OPPORTUNITY FUND PERFORM RELATIVE TO THE MARKET?

The Opportunity Fund had a return of 23.1% in 1996 compared to a return of 19.2% on the Standard & Poors MidCap Index. The performance of smaller stocks was quite different in 1996 from that of larger stocks. Returns were lower on an aggregate basis in the midcap sector. Industry returns were also quite different. The energy and health care industries had average performance in the large capitalization sector of the market, while in the midcap sector, energy was the best performing industry with a return of 49%, and health care was the worst with a return of negative 5%. As with the Growth Fund, the Opportunity Fund will not be skewed heavily toward certain industries. The above average performance of the Opportunity Fund came from good stock selection in 1996. The stocks in the Fund performed better than their respective industries in seven out of ten industries.

Midcap stocks had lower returns than the large cap universe in 1996, as well as for the past three years. Many market observers have suggested that, as a result, the midcap sector provides better valued stocks than the large cap sector. Our intention is to capitalize on that disparity in the Opportunity Fund.


OPPORTUNITY FUND OBJECTIVE: LONG-TERM CAPITAL APPRECIATION
PRIMARY ASSET CATEGORY: STOCKS OF MEDIUM/SMALL-SIZED GROWTH COMPANIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME FUND, PERFORMANCE REVIEW                         DECEMBER 31, 1996
--------------------------------------------------------------------------------
                  $10,000 INITIAL INVESTMENT SINCE INCEPTION

                                    [Graph]
                                                             Lehman
                                                          Intermediate
                                     Fixed                 Government
                                     Income                 Corporate
               Date                   Fund                    Fund
               ----                  ------               ------------
               1/4/93                $10,000                 $10,000
             12/29/95                $12,231                 $12,253
              1/16/96                $12,254                 $12,283
              1/31/96                $12,332                 $12,358
              2/15/96                $12,347                 $12,381
              2/29/96                $12,146                 $12,213
              3/15/96                $11,969                 $12,075
              3/29/96                $12,046                 $12,150
              4/15/96                $12,015                 $12,129
              4/30/96                $11,960                 $12,107
              5/16/96                $11,983                 $12,129
              5/31/96                $11,921                 $12,098
              6/14/96                $11,905                 $12,099
              6/28/96                $12,061                 $12,227
              7/15/96                $11,990                 $12,186
              7/31/96                $12,077                 $12,263
              8/15/96                $12,220                 $12,373
              8/30/96                $12,061                 $12,273
              9/13/96                $12,220                 $12,395
              9/30/96                $12,276                 $12,444
             10/15/96                $12,396                 $12,546
             10/31/96                $12,541                 $12,664
             11/15/96                $12,670                 $12,755
             11/29/96                $12,758                 $12,831
             12/16/96                $12,621                 $12,742
             12/31/96                $12,612                 $12,749

For Periods Ending December 31, 1996:
                                                               Average Annual
                                                              Total Returns (a)
                                                       -------------------------------
                                                  1 Year            2 Year            4 Year
                                                ----------        ----------        ----------
                     Johnson Fixed Income Fund     3.11%            10.16%              5.97%
Lehman Intermediate Government Corporate Index     4.05%             9.55%              6.26%

(a) Inception of the Fixed Income Fund was January 4, 1993. The data represented herein represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not have fees. A shareholder cannot invest directly in the Lehman Intermediate Government Corporate Index.

QUALITY ALLOCATION
------------------

AAA
AA
A
BAA


HOW DID THE FIXED INCOME FUND PERFORM RELATIVE TO THE MARKET?

Positive U.S. economic performance and somewhat higher market inflationary expectations pushed interest rates up in 1996 and resulted in only modest total returns for high-quality fixed income investors. For the year, the Fixed Income Fund provided a return of 3.1%, compared to 4.1% for the Lehman Intermediate Government Corporate Bond Index. The positive returns for both the Fund and the Index were attained entirely in the second half of the year, as both experienced a decline during the first six months. Similar to most high-quality taxable bond funds, the Fixed Income Fund returned less than the Index due to its slightly longer weighted average maturity and management fees associated with the Fund. The longer maturity worked to boost the Fund's relative return in the latter months of the year, as the rise in market interest rates slowed. Another positive contribution to the Fund was its larger concentration of high-quality corporate securities. Corporate bonds continued to provide higher returns than government securities due to their higher initial yield and their narrowing yield differential throughout the year.

As always, the Fixed Income Fund continues to focus on only high-quality securities. Each security within the Fund is rated investment-grade quality by the national credit rating services, with over 95% of the assets rated A or better. These highly rated securities are considered to have adequate to strong protection of principal and interest payments, and will help to provide a stable portfolio valuation should economic circumstances change in the future.


FIXED INCOME FUND OBJECTIVE: INCOME AND CAPITAL PRESERVATION
PRIMARY ASSET CATEGORY: INVESTMENT GRADE GOVERNMENT/CORPORATE BONDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND, PERFORMANCE REVIEW                     DECEMBER 31, 1996
--------------------------------------------------------------------------------

                  $10,000 INITIAL INVESTMENT SINCE INCEPTION

                                    [Graph]

                                                             Lehman
                                    Municipal               Five-year
                                     Income               G.O. Municipal
               Date                   Fund                    Index
               ----                -----------            --------------
              5/16/94                $10,000                 $10,000
              5/31/94                $10,067                 $10,092
              6/30/94                $10,046                 $10,069
              7/31/94                $10,180                 $10,179
              8/31/94                $10,227                 $10,227
              9/30/94                $10,133                 $10,150
             10/31/94                $10,045                 $10,093
             11/30/94                $ 9,950                 $10,029
             12/31/94                $10,081                 $10,117
              1/31/95                $10,266                 $10,214
              2/28/95                $10,423                 $10,363
              3/31/95                $10,506                 $10,528
              4/30/95                $10,519                 $10,556
              5/31/95                $10,720                 $10,787
              6/30/95                $10,713                 $10,797
              7/31/95                $10,811                 $10,947
              8/31/95                $10,930                 $11,058
              9/29/95                $10,971                 $11,092
             10/31/95                $11,049                 $11,145
             11/30/95                $11,148                 $11,234
             12/29/95                $11,178                 $11,295
              1/31/96                $11,278                 $11,430
              2/29/96                $11,235                 $11,392
              3/29/96                $11,153                 $11,332
              4/30/96                $11,124                 $11,315
              5/31/96                $11,110                 $11,301
              6/28/96                $11,185                 $11,381
              7/31/96                $11,258                 $11,456
              8/30/96                $11,258                 $11,480
              9/30/96                $11,342                 $11,567
             10/31/96                $11,430                 $11,674
             11/29/96                $11,584                 $11,836
             12/31/96                $11,561                 $11,819


For Periods Ending December 31, 1996:
                                                                    Average Annual
                                                                   Total Returns (a)
                                                            -------------------------------
                                                     1 Year            2 Year            2.6 Year
                                                    ----------        ----------        ----------
                      Johnson Municipal Income Fund   3.43%              7.09%              5.68%
Lehman Five-Year General Obligation Municipal Index   4.64%              8.08%              6.58%

(a) Inception of the Municipal Income Fund was May 16, 1994. The data represented herein represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The average annual total return numbers above include changes in the Fund's or Index's share price plus reinvestment of any dividends and capital gains. The Fund's performance is after all fees. The Index does not have fees. A shareholder cannot invest directly in the Lehman Five-Year General Obligation Municipal Index.

QUALITY ALLOCATION
------------------

AAA
AA
A
NR


HOW DID THE MUNICIPAL INCOME FUND PERFORM RELATIVE TO THE MARKET?

The Municipal Income Fund returned 3.4% for 1996, as compared to 4.6% for the Lehman Five-Year General Obligation Municipal Bond Index. Rising interest rates created moderate downward pressure on the market prices of municipal securities. The Fund had a slightly lower return than the Index due to the longer weighted average maturity of the bonds in the Fund, and expenses on the Fund and not on the Index.

As it became apparent to investors that tax reform would not become a reality in the near-term, municipal bonds experienced better performance than their taxable bond counterparts during 1996. Municipals earned over a half percentage point greater return than taxable bonds before tax, with a greater difference depending on the investor's tax bracket.

Each of the securities in the Municipal Income Fund that is rated by a national credit rating service is highly rated, with no security below A. Additionally, more than 80% of the holdings are rated AA or better. While 5% of the securities have chosen to not be rated by a rating service, they have the credit characteristics comparable to the other highly rated holdings. This high-quality nature of the Fund will help protect investors should economic circumstances change in the future.


MUNICIPAL INCOME FUND OBJECTIVE: TAX-FREE INCOME AND CAPITAL PRESERVATION PRIMARY ASSET CATEGORY: INTERMEDIATE-TERM OHIO MUNICIPAL BONDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH FUND, PORTFOLIO OF INVESTMENTS                         DECEMBER 31, 1996
--------------------------------------------------------------------------------

COMMON STOCKS
                                       NUMBER OF SHARES  DOLLAR VALUE
                                       ----------------  ------------
    AUTO PARTS
      Echlin Incorporated                   11,500          363,687
                                                       ------------
       TOTAL AUTO PARTS - 1.6% . . . . . . . . . . . . $    363,687

    CHEMICALS
      Air Products & Chemicals, Incorporated 7,300          504,612
                                                       ------------
       TOTAL CHEMICALS - 2.4% . . . . . . . . . . . . .$    504,612

    COMMUNICATIONS EQUIPMENT
      Motorola, Incorporated                 5,100          313,012
      Lucent Technologies, Incorporated      2,009           92,916
                                                       ------------
       TOTAL COMMUNICATIONS EQUIPMENT - 1.8% . . . . . $    405,928

    COMPUTER SOFTWARE
      Computer Associates International,
       Incorporated                          9,600          477,600
      EMC Corporation*                      15,000          496,875
      Electronic Data Systems Corporation   15,500          670,375
                                                       ------------
       TOTAL COMPUTER SOFTWARE - 7.4% . . . . . . . . .$  1,644,850

    COMPUTER SYSTEMS
      Hewlett-Packard Company               18,400          924,600
                                                       ------------
       TOTAL COMPUTER SYSTEMS - 4.2% . . . . . . . . . $    924,600

    ELECTRIC UTILITIES
      TECO Energy, Incorporated             19,000          458,375
                                                       ------------
       TOTAL ELECTRIC UTILITIES - 2.1% . . . . . . . . $    458,375

    ELECTRICAL EQUIPMENT
      General Electric Company               9,700          959,087
                                                       ------------
       TOTAL ELECTRICAL EQUIPMENT - 4.3% . . . . . . . $    959,087

    FINANCIAL - INSURANCE
      General RE Corporation                 5,600          883,400
                                                       ------------
       TOTAL FINANCIAL - INSURANCE - 4.0% . . . . . . .$    883,400

    FINANCIAL - REGIONAL BANKS
      Corestates Financial Corporation      12,000          622,500
      Fifth Third Bancorp                    7,000          439,687
      Regions Financial Corporation          9,500          491,031
                                                       ------------
       TOTAL FINANCIAL - REGIONAL BANKS - 7.0% . . . . $  1,553,218

    FINANCIAL - MONEY CENTER BANKS
      Citicorp                               5,000          515,000
                                                       ------------
       TOTAL FINANCIAL - MONEY CENTER BANKS - 2.3% . . $    515,000

    FOODS AND FOOD RETAILERS
      Sara Lee Corporation                  14,800          551,300
      Sysco Corporation                     28,500          929,813
                                                       ------------
       TOTAL FOODS AND FOOD RETAILERS - 6.7% . . . . . $  1,481,113

        * Non-dividend paying security.

--------------------------------------------------------------------------------
        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
GROWTH FUND, PORTFOLIO OF INVESTMENTS                        DECEMBER 31, 1996
--------------------------------------------------------------------------------

COMMON STOCKS
                                       NUMBER OF SHARES  DOLLAR VALUE
                                       ----------------  ------------
    HEALTH CARE - PRODUCTS
      Johnson and Johnson                   19,000          945,250
                                                       ------------
       TOTAL HEALTH CARE - PRODUCTS - 4.3% . . . . . . $    945,250

    HEALTH CARE - DRUGS
      Pfizer, Incorporated                   5,300          439,238
      Schering-Plough Corporation            7,020          454,545
      Smithkline Beecham PLC ADR             7,700          523,600
                                                       ------------
       TOTAL HEALTH CARE - DRUGS - 6.4% . . . . . . . .$  1,417,383

    HEALTH CARE - SERVICES
      Columbia/HCA Healthcare Corporation   15,300          623,475
                                                       ------------
       TOTAL HEALTH CARE - SERVICES - 2.8% . . . . . . $    623,475

    HOUSEHOLD PRODUCTS
      Duracell International, Incorporated   6,900          482,138
      Procter & Gamble Company               9,000          967,500
                                                       ------------
       TOTAL HOUSEHOLD PRODUCTS - 6.5% . . . . . . . . $  1,449,638

    INDUSTRIAL SERVICES
      Cintas Corporation                     3,400          199,750
                                                       ------------
       TOTAL INDUSTRIAL SERVICES - 1.0% . . . . . . . .$    199,750

    MANUFACTURING
      Dover Corporation                     11,000          552,750
                                                       ------------
       TOTAL MANUFACTURING - 2.5% . . . . . . . . . . .$    552,750

    METALS - STEEL
      Worthington Industries                15,000          271,876
                                                       ------------
       TOTAL METALS - STEEL - 1.2% . . . . . . . . . . $    271,876

    NATURAL GAS
      Enron Corporation                     10,200          439,875
                                                       ------------
       TOTAL NATURAL GAS - 2.0% . . . . . . . . . . . .$    439,875

    PAPER PRODUCTS
      Sonoco Products Company               14,525          375,835
                                                       ------------
       TOTAL PAPER PRODUCTS - 1.7% . . . . . . . . . . $    375,835

    PETROLEUM
      Mobil Corporation                      8,000          978,000
      Royal Dutch Petroleum Company
       (Netherlands)                         2,400          409,800
                                                       ------------
       TOTAL PETROLEUM - 6.3% . . . . . . . . . . . . .$  1,387,800

    RESTAURANTS
      McDonald's Corporation                20,500          927,625
                                                       ------------
       TOTAL RESTAURANTS - 4.2% . . . . . . . . . . . .$    927,625

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
GROWTH FUND, PORTFOLIO OF INVESTMENTS                        DECEMBER 31, 1996
--------------------------------------------------------------------------------

COMMON STOCKS
                                       NUMBER OF SHARES  DOLLAR VALUE
                                       ----------------  ------------
    RETAILING
      May Department Stores Company          9,500          444,125
      Office Depot, Incorporated*           15,000          266,250
      Sherwin Williams Company, (The)       10,500          588,000
      Walgreen Company                      11,000          440,000
                                                       ------------
       TOTAL RETAILING - 7.8% . . . . . . . . . . . . .$  1,738,375

    SAVINGS AND LOANS
      Washington Mutual, Incorporated       11,000          476,438
                                                       ------------
       TOTAL SAVINGS AND LOANS - 2.1% . . . . . . . . .$    476,438

    TELECOMMUNICATION SERVICES
      GTE Corporation                       10,866          494,403
                                                       ------------
       TOTAL TELECOMMUNICATION SERVICES - 2.2% . . . . $    494,403

    TRANSPORTATION
      Burlington Northern, Incorporated      5,200          449,150
                                                       ------------
       TOTAL TRANSPORTATION - 2.0% . . . . . . . . . . $    449,150

    TOTAL COMMON STOCKS - 96.8% . . . . . . . . . . . .$ 21,443,493
      (Common Stock Identified Cost $16,691,605)

    CASH EQUIVALENTS
      Dreyfus U.S. Treasury Prime Money Market              712,551
                                                       ------------
       TOTAL CASH EQUIVALENTS - 3.2% . . . . . . . . . $    712,551
           (Cash Equivalents Identified Cost $712,551)

    TOTAL PORTFOLIO VALUE - 100.0% . . . . . . . . . . $ 22,156,044
      (Total Portfolio Identified Cost $17,404,156)

      Other Assets Less Liabilities . . . . . . . . . .$   (733,331)

    TOTAL NET ASSETS                                   $ 21,422,713

    * Non-dividend paying security.


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

                                        8

--------------------------------------------------------------------------------
OPPORTUNITY FUND, PORTFOLIO OF INVESTMENTS                    DECEMBER 31, 1996

COMMON STOCKS
                                           NUMBER OF SHARES    DOLLAR VALUE
                                           ----------------    ------------
   AUTO PARTS
     Echlin, Incorporated                       11,200               354,200
                                                              --------------
       TOTAL AUTO PARTS - 1.5% . . . . . . . . . . . . . . .  $      354,200

   BEVERAGES
     Coca-Cola Bottling Co. Consolidated         7,500               365,625
     Whitman Corporation                        10,000               228,750
                                                              --------------
       TOTAL BEVERAGES - 2.5% . . . . . . . . . . . . . . . . $      594,375

   BUILDING MATERIALS
     Medusa Corporation                         18,000               618,750
                                                              --------------
       TOTAL BUILDING MATERIALS - 2.7% . . . . . . . . . . .  $      618,750

   CHEMICALS
     Cabot Corporation                          14,000               351,750
     M.A. Hanna Company                         14,325               313,359
     RPM, Incorporated                          17,000               289,000
                                                              --------------
       TOTAL CHEMICALS - 4.1% . . . . . . . . . . . . . . . . $      954,109

   COMMUNICATIONS EQUIPMENT
     Amphenol Corporation, Class A*             15,000               333,750
     Cabletron Systems, Incorporated*           10,600               352,450
                                                              --------------
       TOTAL COMMUNICATIONS EQUIPMENT - 2.9% . . . . . . . .  $      686,200

   COMPUTER SOFTWARE
     Business Objects, S.A., ADR*               15,000               202,500
     Keane, Incorporated*                       15,300               485,775
     Sterling Software, Incorporated*            6,000               189,750
     Sterling Commerce Inc.*                     9,555               336,814
     Sungard Data Systems, Incorporated*         8,000               316,000
                                                              --------------
       TOTAL COMPUTER SOFTWARE - 6.6% . . . . . . . . . . . . $    1,530,839

   COMPUTER SYSTEMS
     EMC Corporation*                           13,500               447,187
     Ingram Micro, Inc.*                         4,350               100,050
     Lexmark International Group, Inc.*         13,000               359,125
     Sequent Computer Systems, Incorporated     23,500               417,125
                                                              --------------
       TOTAL COMPUTER SYSTEMS - 5.7% . . . . . . . . . . . .  $    1,323,487

   ELECTRIC UTILITIES
     Illinova Corporation                       15,000               412,500
     TECO Energy, Incorporated                  17,400               419,775
     Wisconsin Energy Corporation               13,800               370,875
                                                              --------------
       TOTAL ELECTRIC UTILITIES - 5.2% . . . . . . . . . . .  $    1,203,150

   ELECTRONICS - SEMICONDUCTORS
     Adaptec, Inc.*                             12,000               480,000
     Xilinx, Incorporated*                       6,000               220,875
                                                              --------------
       TOTAL ELECTRONICS - SEMICONDUCTORS - 3.0% . . . . . .  $      700,875

   ENERGY SERVICES
     Smith International, Incorporated*         14,000               628,250
     Tidewater Inc.                             12,000               543,000
                                                              --------------
       TOTAL ENERGY SERVICES - 5.0% . . . . . . . . . . . . . $    1,171,250

   * Non-dividend paying security.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
OPPORTUNITY FUND, PORTFOLIO OF INVESTMENTS                    DECEMBER 31, 1996
--------------------------------------------------------------------------------

COMMON STOCKS
                                           NUMBER OF SHARES    DOLLAR VALUE
                                           ----------------    ------------
   ENTERTAINMENT AND LEISURE
     K2, Inc.                                   10,000               275,000
                                                              --------------
       TOTAL ENTERTAINMENT AND LEISURE - 1.2% . . . . . . . . $      275,000

   FINANCIAL - BROKERAGE
     A. G. Edwards, Incorporated                 7,300               245,462
     Quick & Reilly Group, Inc.                  7,000               209,125
                                                              --------------
       TOTAL FINANCIAL - BROKERAGE - 1.9% . . . . . . . . . . $      454,587

   FINANCIAL - INSURANCE
     AON Corporation                             6,000               372,750
     Equitable of Iowa Companies                 6,500               298,188
     Reliastar Financial Corporation            12,000               693,000
     Transatlantic Holdings, Inc.                7,500               603,750
                                                              --------------
       TOTAL FINANCIAL - INSURANCE - 8.4% . . . . . . . . . . $    1,967,688

   FINANCIAL - REGIONAL BANKS
     Bank of New York Co., Incorporated          7,800               263,250
     First Union Corp                            7,240               535,760
     Southtrust Corporation                     16,000               558,000
                                                              --------------
       TOTAL FINANCIAL - REGIONAL BANKS - 5.8% . . . . . . .  $    1,357,010

   FOODS AND FOOD RETAILERS
     Tootsie Roll Industries                    10,000               396,250
                                                              --------------
       TOTAL FOODS AND FOOD RETAILERS - 1.7% . . . . . . . .  $      396,250

   HEALTH CARE - DRUGS
     Elan Corporation PLC, ADR*                 10,000               332,500
     Watson Pharmaceutical, Incorporated*        6,000               269,625
                                                              --------------
       TOTAL HEALTH CARE - DRUGS - 2.6% . . . . . . . . . . . $      602,125

   HEALTH CARE - PRODUCTS
     Guidant Corporation                         8,000               456,000
                                                              --------------
       TOTAL HEALTH CARE - PRODUCTS - 2.0% . . . . . . . . .  $      456,000

   HEALTH CARE - SERVICES
     Healthcare COMPARE Corporation*             5,500               233,063
     Lincare Holdings, Inc.*                     8,000               328,000
     Vencor, Inc.*                              14,000               442,750
                                                              --------------
       TOTAL HEALTH CARE - SERVICES - 4.3% . . . . . . . . .  $    1,003,813

   INDUSTRIAL SERVICES
     G & K Services, Inc., Class A              19,200               724,800
                                                              --------------
       TOTAL INDUSTRIAL SERVICES - 3.1% . . . . . . . . . . . $      724,800

   MACHINE TOOLS
     Kennametal, Incorporated                   10,500               408,188
                                                              --------------
       TOTAL MACHINE TOOLS - 1.8% . . . . . . . . . . . . . . $      408,188

   MEDIA AND PUBLISHING
     Reynolds & Reynolds Company, Class A       20,000               520,000
                                                              --------------
       TOTAL MEDIA AND PUBLISHING - 2.2% . . . . . . . . . .  $      520,000

   * Non-dividend paying security.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
OPPORTUNITY FUND, PORTFOLIO OF INVESTMENTS                    DECEMBER 31, 1996
--------------------------------------------------------------------------------

COMMON STOCKS
                                           NUMBER OF SHARES    DOLLAR VALUE
                                           ----------------    ------------
   METALS
     Material Sciences Corporation*             19,000               342,000
     Wolverine Tube, Inc.*                      10,500               370,125
                                                              --------------
       TOTAL METALS - 3.1% . . . . . . . . . . . . . . . . .  $      712,125

   OFFICE SUPPLIES
     Herman Miller, Inc.                        12,000               679,500
     Staples, Incorporated*                     23,250               419,953
                                                              --------------
       TOTAL OFFICE SUPPLIES - 4.7% . . . . . . . . . . . . . $    1,099,453

   OIL PRODUCTION AND EXPLORATION
     Vastar Resources, Incorporated             13,000               494,000
                                                              --------------
       TOTAL OIL PRODUCTION AND EXPLORATION - 2.1% . . . . .  $      494,000

   RESTAURANTS
     Wendy's International, Incorporated        18,000               369,000
                                                              --------------
       TOTAL RESTAURANTS - 1.6% . . . . . . . . . . . . . . . $      369,000

   RETAILING
     Arbor Drugs, Inc.                          24,000               417,000
     Dollar General Corporation                 17,000               544,000
                                                              --------------
       TOTAL RETAILING - 4.1% . . . . . . . . . . . . . . . . $      961,000

   TELECOMMUNICATION SERVICES
     Century Telephone Enterprises              16,000               494,000
     Paging Network, Incorporated*               8,200               125,050
                                                              --------------
       TOTAL TELECOMMUNICATION SERVICES - 2.7% . . . . . . .  $      619,050

   TRANSPORTATION SERVICES
     Fritz Companies*                            8,000               102,000
                                                              --------------
       TOTAL TRANSPORTATION SERVICES - 0.4% . . . . . . . . . $      102,000

   WASTE MANAGEMENT
     U.S.A. Waste Services, Inc.*               18,450               588,094
                                                              --------------
       TOTAL WASTE MANAGEMENT - 2.5% . . . . . . . . . . . .  $      588,094

   TOTAL COMMON STOCKS - 95.4% . . . . . . . . . . . . . . . $    22,247,418
     (Common Stock Identified Cost $17,246,111)

   CASH EQUIVALENTS
     Dreyfus U.S. Treasury Prime Money Market Fund                 1,070,319
                                                              --------------
       TOTAL CASH EQUIVALENTS - 4.6% . . . . . . . . . . . . $     1,070,319
          (Cash Equivalents Identified Cost $1,070,319)

   TOTAL PORTFOLIO VALUE - 100.0% . . . . . . . . . . . . . .$    23,317,737
     (Total Portfolio Identified Cost $18,316,430)

     Other Assets Less Liabilities . . . . . . . . . . . . .  $   (1,225,834)

   TOTAL NET ASSETS                                          $    22,091,903

   * Non-dividend paying security.


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
FIXED INCOME FUND, PORTFOLIO OF INVESTMENTS                   DECEMBER 31, 1996
--------------------------------------------------------------------------------


FIXED INCOME SECURITIES - BONDS
                                                                    FACE VALUE       DOLLAR VALUE
                                                                    ----------       ------------
  BANK BONDS - MAJOR REGIONAL
    Banc One Corporation, 7.25% Due 8/1/02                            200,000               205,000
    Comerica Bank Subordinated Debenture, 10.125% Due 6/1/98           25,000                26,344
    Comerica Bank Subordinated Note, 6.875% Due 3/1/08                250,000               243,750
    CoreStates Capital, 6.625% Due 3/15/05                            200,000               194,750
    First Chicago NBD Corp, 7.25% Due 8/15/04                         275,000               280,844
    PNC Funding Corp. Subordinated Debenture, 6.875% Due 3/1/03       200,000               199,750
    Star Bank, 6.625% Due 12/15/06                                    200,000               193,000
                                                                                -------------------
      TOTAL MAJOR REGIONAL BANKS - 8.3% . . . . . . . . . . . . . . . . . . . . $         1,343,438

  BANK BONDS - MONEY CENTER
    Bankers Trust Subordinated Debenture, 7.125% Due 7/31/02          200,000               203,750
    Republic New York Corporation, 7.25%  Due 7/15/02                 200,000               206,500
                                                                                -------------------
      TOTAL MONEY CENTER BANKS - 2.6% . . . . . . . . . . . . . . . . . . . . . $           410,250

  CAPITAL EQUIPMENT
    G.E. Corporation Medium Term Note, 6.875% Due 12/29/99            250,000               253,750
    Honeywell, Incorporated, 7.125% Due 4/15/08                       250,000               251,875
    Illinois Tool Works, Inc., 5.875% Due 3/1/00                      200,000               195,750
                                                                                -------------------
      TOTAL CAPITAL EQUIPMENT - 4.4% . . . . . . . . . . . . . . . . . . . . . .$           701,375

  CHEMICALS
    Hercules, Incorporated, 6.625% Due 6/1/03                         250,000               246,875
                                                                                -------------------
      TOTAL CHEMICALS - 1.5%  . . . . . . . . . . . . . . . . . . . . . . . . . $           246,875

  ELECTRIC UTILITIES
    Carolina Power and Light Company, 6.75% Due 10/1/02               250,000               252,187
    Consolidated Edison Corporation, 6.50% Due 2/1/01                 200,000               199,250
    Louisville Gas & Electric Company, 7.50% Due 7/1/02                25,000                25,469
    Midwest Power Corporation, 7.00% Due 2/15/05                      200,000               200,000
    Pacific Gas & Electric Company, 6.875% Due 12/1/99                 40,000                40,300
    Public Service Electric & Gas Company, 6.50% Due 5/1/04           200,000               194,750
    Union Electric Power Co., First Mortgage, 6.875% Due 8/1/04       200,000               200,511
                                                                                -------------------
      TOTAL ELECTRIC UTILITIES - 6.9% . . . . . . . . . . . . . . . . . . . . . $         1,112,467

  ENTERTAINMENT AND LEISURE
    Walt Disney Company, 5.80% Due 10/27/08                           250,000               227,813
                                                                                -------------------
      TOTAL ENTERTAINMENT AND LEISURE - 1.4%  . . . . . . . . . . . . . . . . . $           227,813

  FINANCIAL - INSURANCE
    Allstate Insurance Company, 5.875% Due 6/15/98                    250,000               249,063
                                                                                -------------------
      TOTAL FINANCIAL - INSURANCE - 1.6%  . . . . . . . . . . . . . . . . . . . $           249,063

  FINANCIAL - SERVICES
    American General Finance, 8.125% Due 8/15/09                      120,000               129,450
    Associates Corporation, N.A., 6.00% Due 3/15/00                   200,000               197,500
    CIT Group Holdings, 8.375% Due 11/01/01                           250,000               267,500
    G.E. Capital Corporation Medium Term Note, 6.59% Due 1/15/98       30,000                30,187
    General Motors Acceptance Corp. Medium Term, 6.10% Due 9/11/97    200,000               200,572

--------------------------------------------------------------------------------
  The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
FIXED INCOME FUND, PORTFOLIO OF INVESTMENTS                   DECEMBER 31, 1996
--------------------------------------------------------------------------------


FIXED INCOME SECURITIES - BONDS
                                                                    FACE VALUE       DOLLAR VALUE
                                                                    ----------       ------------
  FINANCIAL - SERVICES, CONTINUED
    Household Finance Corporation Senior Note, 6.875% Due 3/01/03     200,000               202,000
    International Lease Finance Corporation, 6.50% Due 8/15/99        200,000               200,750
                                                                                -------------------
      TOTAL FINANCIAL - SERVICES - 7.6% . . . . . . . . . . . . . . . . . . . . $         1,227,959

  FOOD AND BEVERAGE
    General Mills Incorporated, Medium Term Note, 8.85% Due 7/19/99   200,000               211,250
    Pepsico, Inc. Medium Term Note, 5.463% Due 7/1/98                 200,000               198,250
    Sara Lee Corporation, Medium Term Note, 5.70% Due 7/14/00         250,000               244,375
                                                                                -------------------
      TOTAL FOOD AND BEVERAGE - 4.1% . . . . . . . . . . . . . . . . . . . . . .$           653,875

  FOREIGN GOVERNMENT (U.S. DOLLAR DENOMINATED)
    Province of Manitoba, Canada, 6.75% Due 3/1/03                    200,000               201,500
    Province of Ontario, Canada, 8.00% Due 10/17/01                    30,000                31,762
    Province of Ontario, Canada, 7.375% Due 1/27/03                   200,000               207,750
                                                                                -------------------
      TOTAL FOREIGN GOVERNMENT - 2.7%  . . . . . . . . . . . . . . . . . . . . .$           441,012

  FOREIGN UTILITIES (U.S. DOLLAR DENOMINATED)
    Hydro Quebec Medium Term Note, 6.98% Due 3/01/05                  200,000               199,620
                                                                                -------------------
      TOTAL FOREIGN UTILITIES - 1.2%  . . . . . . . . . . . . . . . . . . . . . $           199,620

  NEWSPAPER/PUBLISHING
    Scripps Howard Corporation, 7.375% Due 12/15/98                   225,000               229,500
                                                                                -------------------
      TOTAL NEWSPAPER/PUBLISHING - 1.4% . . . . . . . . . . . . . . . . . . . . $           229,500

  PETROLEUM
    Amoco Canada, 7.25% Due 12/1/02                                   200,000               207,250
    Texaco Capital, Incorporated, 6.875% Due 7/15/99                  200,000               202,750
                                                                                -------------------
      TOTAL PETROLEUM - 2.6% . . . . . . . . . . . . . . . . . . . . . . . . . .$           410,000

  RAILROADS
    CSX Transportation Equipment Trust, 6.07% Due 3/15/01             200,000               195,250
    Union Pacific Corporation, 6.25% Due 3/15/99                      250,000               249,375
                                                                                -------------------
      TOTAL RAILROADS - 2.8%  . . . . . . . . . . . . . . . . . . . . . . . . . $           444,625

  RETAILING
    Wal-Mart Stores, Inc., 6.375% Due 3/01/03                         200,000               198,250
                                                                                -------------------
      TOTAL RETAILING - 1.2%  . . . . . . . . . . . . . . . . . . . . . . . . . $           198,250

  REAL ESTATE INVESTMENT TRUSTS
    Merry Land & Investment Company, 7.25% Due 6/15/05                200,000               197,000
                                                                                -------------------
      TOTAL REAL ESTATE INVESTMENT TRUSTS - 1.2%  . . . . . . . . . . . . . . . $           197,000

  TELECOMMUNICATIONS
    Cincinnati Bell, Inc., 6.24% Due 12/20/03                         250,000               244,062
    New York Telephone, 5.875% Due 9/1/03                             200,000               190,500
    Pacific Bell Telephone, 7.00% Due 7/15/04                         200,000               202,750
    Southwestern Bell Corporation, 6.375% Due 4/1/01                  200,000               198,250
                                                                                -------------------
      TOTAL TELECOMMUNICATIONS - 5.2% . . . . . . . . . . . . . . . . . . . . . $           835,562


--------------------------------------------------------------------------------
  The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
FIXED INCOME FUND, PORTFOLIO OF INVESTMENTS                   DECEMBER 31, 1996
--------------------------------------------------------------------------------


FIXED INCOME SECURITIES - BONDS
                                                                    FACE VALUE       DOLLAR VALUE
                                                                    ----------       ------------
  UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
    Federal Home Loan Bank, 6.10% Due 12/13/10                        250,000               235,998
    Federal Home Loan Bank, 7.03% Due 5/6/11                          250,000               255,328
    Federal Home Loan Mortgage Corporation, 6.55% Due 1/4/00          200,000               201,672
    Federal Home Loan Mortgage Corporation, 8.155% Due 3/9/05         150,000               151,118
    Federal Home Loan Mortgage Corporation, 7.35% Due 3/22/05         300,000               312,906
    Federal Home Loan Mortgage Corporation, 6.005% Due 12/8/05        200,000               191,280
    Federal Home Loan Mortgage Corporation, 5.95% Due 1/19/06         400,000               380,928
    Federal Home Loan Mortgage Corporation, CMO Series 1639-PD
      Average Maturity 1999, 5.60% due 8/15/06                        250,000               245,423
    Federal Home Loan Mortgage Corporation, CMO Series 1660
      Tranche G, 6.25% Due 7/15/07                                    250,000               247,700
    Federal National Mortgage Association, 6.10% Due 2/10/00          250,000               249,005
    Federal National Mortgage Association, 7.50% Due 2/11/02          200,000               209,986
    Federal National Mortgage Association, 7.55% Due 4/22/02          200,000               210,758
    Federal National Mortgage Association, Medium Term Note
      7.80% Due 3/29/05                                               200,000               203,206
    Federal National Mortgage Association, 5.80% Due 2/22/06          450,000               423,796
                                                                                -------------------
       TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 21.8%. . . . . . . . $         3,519,104

  UNITED STATES GOVERNMENT OBLIGATIONS
    United States Treasury Note, 6.00% Due 12/31/97                   400,000               401,488
    United States Treasury Note, 4.75% Due 9/30/98                    250,000               245,560
    United States Treasury Note, 8.50% Due 11/15/00                   400,000               432,024
    United States Treasury Note, 7.875% Due 8/15/01                   400,000               426,432
    United States Treasury Note, 7.50% Due 11/15/01                   400,000               421,104
    United States Treasury Note, 7.875% Due 11/15/04                  325,000               354,659
    United States Treasury Note, 5.625% Due 2/15/06                   500,000               472,855
    United States Treasury Note, 6.875% Due 5/15/06                   500,000               515,105
                                                                                -------------------
      TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 20.3% . . . . . . . . . . . .$         3,269,227

  TOTAL FIXED INCOME - BONDS - 98.8% . . . . . . . . . . . . . . . . . . . . . .$        15,917,015
    (Fixed Income Identified Cost $15,866,354)

  CASH EQUIVALENTS
    Dreyfus U.S. Treasury Prime Money Market Fund                                           191,713
                                                                                -------------------
      TOTAL CASH EQUIVALENTS - 1.2%. . . . . . . . . . . . . . . . . . . . . . .$           191,713
       (Cash Equivalents Identified Cost $191,713)

  TOTAL PORTFOLIO VALUE - 100.0% . . . . . . . . . . . . . . . . . . . . . . . .$        16,108,728
    (Total Portfolio Identified Cost $16,058,067)
    Other Assets Less Liabilities . . . . . . . . . . . . . . . . . . . . . . . $            30,391

  TOTAL NET ASSETS                                                              $        16,139,119


--------------------------------------------------------------------------------
  The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS              DECEMBER 31, 1996
--------------------------------------------------------------------------------


FIXED INCOME SECURITIES - MUNICIPAL BONDS

                                                                                   FACE VALUE  DOLLAR VALUE
                                                                                   ----------  ------------
BUILDING AUTHORITY

  Ohio State Building Authority, Administration Building Fund
   Project A, 6.40% Due 10/1/01                                                        50,000    53,750
  Ohio State Building Authority, Administrative Building Fund
   Projects (MBIA Insured), 5.40% Due 10/1/02                                          90,000    93,938
  Ohio State Building Authority, Correctional Facilities, Series A
   Prerefunded 3/1/99 at 102, 7.30% Due 3/1/02                                         50,000    54,250
  Ohio State Building Authority, Ohio Center For The Arts,
   5.45% Due 10/01/07                                                                 100,000   102,750
  Ohio State Building Authority, State Correctional Facilities
   Refunding Series 1991 A, 6.50% Due 10/1/01                                          50,000    53,812
                                                                                               --------
     TOTAL BUILDING AUTHORITY - 12.7%.....................................................     $358,500

GENERAL OBLIGATION

  Belmont County, Ohio General Obligation, (MBIA Insured),
    5.10% Due 12/01/05                                                                 50,000    50,688
  Butler County, Ohio Infrastructure Special Assessment
   General Obligation (AMBAC Insured), 4.90% Due 12/1/98                               50,000    50,750
  Cincinnati, Ohio General Obligation, 5.25% Due 12/1/00                               50,000    51,688
  Cleveland, Ohio General Obligation, (AMBAC Insured),                                 50,000    50,938
   4.9% Due 9/1/02
  Delaware County, Ohio General Obligation, 5.25% Due 12/1/06                          50,000    50,500
  Fayette County, Ohio General Obligation, 5.10% Due 12/1/03                           40,000    40,550
  Lakewood, Ohio General Obligation, 6.75% Due 12/1/97                                 50,000    51,368
  Medina County, Ohio General Obligation, 12.625% Due 12/1/99                          25,000    30,500
  Montgomery County, Ohio General Obligation, 5.30% Due 12/01/00                       75,000    77,531
  Trumbull County, Ohio General Obligation, 5.25% Due 12/1/05                          50,000    51,688
  Vandalia, Ohio General Obligation, 4.80% Due 12/01/03                                75,000    75,469
                                                                                               --------
     TOTAL GENERAL OBLIGATION - 20.6%.....................................................     $581,670


HIGHER EDUCATION

  Ohio State Public Facilities Commission, Higher Education Capital
   Facility, Series 11A (AMBAC Insured), 4.70% Due 6/1/00                              75,000    75,937
  Ohio State Higher Education Facilities, Denison University,
   4.90% Due 11/01/05                                                                  75,000    74,812
  Ohio State Higher Education Facilities, Series 11-B, 5.90% Due
   12/1/05                                                                             50,000    52,938
  Ohio State Higher Education Facilities, Series A, 6.40% Due
   5/01/98                                                                             50,000    51,348
  University of Cincinnati, Ohio General Receipts, 4.65% Due
   6/1/98                                                                              50,000    50,312
  University of Cincinnati, Ohio General Receipts, 4.75% Due
   6/1/06                                                                              50,000    49,625
                                                                                               --------
     TOTAL HIGHER EDUCATION - 12.6%.......................................................     $354,972


--------------------------------------------------------------------------------
     The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS               DECEMBER 31, 1996
--------------------------------------------------------------------------------


FIXED INCOME SECURITIES - MUNICIPAL BONDS
                                                                                 FACE VALUE    DOLLAR VALUE
                                                                                 ----------    ------------
HOSPITAL/HEALTH
 Franklin County, Ohio Hospital Refunding, The Children's
   Hospital Project, 5.20% Due 11/1/04                                               50,000        51,063
 Hamilton County, Ohio Hospital Facility Revenue, 6.35% Due 1/1/98                   50,000        50,978
 Hamilton County, Ohio Hospital Facility, Children's Hospital
  (FGIC Insured), 5.00% Due 5/15/06                                                  50,000        49,937
 Maumee, Ohio Hospital Revenue, St. Lukes Hospital Project
  (AMBAC Insured), 4.90% Due 12/1/99                                                 50,000        50,875
 Ohio State Public Facilities Commission Mental Health Facilities,
  Series 11B (FSA Insured), 4.25% Due 6/1/99                                         50,000        50,125
                                                                                                 --------
   TOTAL HOSPITAL/HEALTH - 9.0% . . . . . . . . . . . . . . . . . . . . . . . . .                $252,978


SCHOOL DISTRICT
   Centerburg, Ohio Local School District, 5.25% Due 10/15/01                        40,000        40,950
   Centerville, Ohio City School District General Obligation
    (FGIC Insured), 5.10% Due 12/1/03                                                50,000        51,438
   Cincinnati, Ohio School District Revenue Anticipation Notes,
    5.60% Due 6/15/97                                                                50,000        50,458
   Cincinnati, Ohio School District Series A, (AMBAC Insured),
    4.65% Due 12/01/99                                                               50,000        50,375
   Cleveland, Ohio City School District Refunding Series B
    (FGIC Insured), 5.40% Due 6/1/02                                                 50,000        52,062
   Cook County, Illinois School District General Obligation
    (AMBAC Insured), 5.20% Due 12/1/01                                               50,000        51,375
   Forest Hills, Ohio Local School District, 4.90% Due 12/01/04                     100,000       100,125
   Gallia County, Ohio Local School District General Obligation
    5.00% Due 3/1/03                                                                 25,000        25,031
   Gallia County, Ohio Local School District General Obligation
    5.00% Due 3/1/04                                                                 25,000        24,844
   Indian Valley School District, Ohio General Obligation
    (AMBAC Insured), 5.50% Due 12/1/06                                               50,000        51,937
   Olmsted Falls, Ohio City School District General Obligation
    (FGIC Insured), 5.30% Due 12/15/00                                               50,000        51,750
   Southwestern City School District, Ohio, Franklin County and
    Pickaway County, 6.25% Due 12/1/05                                               50,000        53,500
   West Geauga, Ohio Local School District, School Improvement
    General Obligation (AMBAC Insured), 5.45% Due 11/1/04                            50,000        52,437
   Woodridge, Ohio Local School District General Obligation,
    Summit County (AMBAC Insured), 5.45% Due 12/01/04                                50,000        52,438
                                                                                                 --------
      TOTAL SCHOOL DISTRICT - 25.1% . . . . . . . . . . . . . . . . . . . . . . .                $708,720

--------------------------------------------------------------------------------
     The accompanying notes are an integral part of the financial statements


--------------------------------------------------------------------------------
MUNICIPAL INCOME FUND, PORTFOLIO OF INVESTMENTS               DECEMBER 31, 1996
--------------------------------------------------------------------------------


FIXED INCOME SECURITIES - MUNICIPAL BONDS
                                                                                     FACE VALUE    DOLLAR VALUE
                                                                                     ----------    ------------

UTILITIES

  Weatherford, Texas Utility System Revenue, Series 1994
   (MBIA Insured), 5.10% Due 9/1/03                                                    50,000          51,000
                                                                                                   ----------
     TOTAL UTILITIES - 1.8% . . . . . . . . . . . . .                                              $   51,000

WATER AND SEWER
  Akron, Ohio Sewer System Revenue (MBIA Insured)
   5.50% Due 12/1/07                                                                   50,000          52,000
  Celina, Ohio Wastewater System Mortgage Revenue
   (FGIC Insured), 5.60% Due 11/01/99                                                  40,000          41,400
  Cleveland, Ohio Waterworks Revenue First Mortgage,
   Series G (MBIA Insured), 5.25% Due 1/1/04                                           50,000          51,562
  Columbus, Ohio  Sewer Revenue, 5.40% Due 6/01/98                                     50,000          50,938
  Miamisburg, Ohio Sewer System Refunding (AMBAC Insured),
    4.35% Due 11/15/02                                                                 50,000          49,312
  Ohio State Water Development Authority (MBIA Insured),
   5.00% Due 12/1/98                                                                   50,000          50,938
  Ohio State Water Development Authority (MBIA Insured),
   5.50% Due 6/01/01                                                                   50,000          52,125
  Southwest Ohio Regional Water District Waterworks Revenue
   5.25% Due 12/1/05                                                                   50,000          51,125
  Warren County, Ohio Water and Sewer Line Extension, Special
   Assessment Bonds, Series 1994, 5.50% Due 12/1/03                                    50,000          52,500
                                                                                                   ----------
     TOTAL WATER AND SEWER - 16.0% . . . . . . . . . . . . . . . . . .                             $  451,900

TOTAL FIXED INCOME - MUNICIPAL BONDS - 97.8%                                                       $2,759,740
  (Municipal Bonds Identified Cost $2,709,793 )

CASH EQUIVALENTS
 Federated Ohio Municipal Money Market                                                                 62,791
                                                                                                   ----------
   TOTAL CASH EQUIVALENTS - 2.2% . . . . . . . . . . . . . . . . . . . .                           $   62,791
     (Cash Identified Cost $62,791)

TOTAL PORTFOLIO VALUE - 100.0% . . . . . . . . . . . . . . . . . . . . .                           $2,822,531
   (Total Portfolio Identified Cost $2,772,584)

Other Assets Less Liabilities . . . . . . . . . . . . . . . . . . . .                              $   (7,872)

TOTAL NET ASSETS                                                                                   $2,814,659



--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                          DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                  STOCK FUNDS                      BOND FUNDS
                                       ------------------------------   -----------------------------
                                                                            FIXED          MUNICIPAL
                                           GROWTH        OPPORTUNITY        INCOME           INCOME
                                            FUND            FUND             FUND             FUND
                                       -------------    -------------   --------------   ------------
ASSETS:
 Investment Securities                  $ 22,156,044    $ 23,317,737    $ 16,108,728     $  2,822,531
  at Market Value*
 Dividends and Interest Receivable            38,657          18,599         279,962           24,336
 Receivable for Securities Sold                    0               0               0                0
                                        ------------    ------------    ------------     ------------
   TOTAL ASSETS. . . . . . . .          $ 22,194,701    $ 23,336,336    $ 16,388,690     $  2,846,867

LIABILITIES:
 Investment Securities Purchased                   0               0               0                0
 Dividends Payable                            69,450          54,430         237,832           30,440
 Capital Gains Payable                       683,507       1,170,723               0                0
 Accrued Management Fees                      19,031          19,280          11,739            1,768
                                        ------------    ------------    ------------     ------------
   TOTAL LIABILITIES . . . . .          $    771,988    $  1,244,433    $    249,571     $     32,208

NET ASSETS . . . . . . . . . .          $ 21,422,713    $ 22,091,903    $ 16,139,119     $  2,814,659

NET ASSETS CONSIST OF:
  Paid in Capital                         16,670,768      17,090,557      16,140,045        2,764,891
  Undistributed Net
   Investment Income                               0              39              37                0
  Undistributed Net Realized Gain
   (Loss) from Security Transactions              57               0         (51,624)            (179)
  Net Unrealized Gain (Loss)
   on Investments                          4,751,888       5,001,307          50,661           49,947
                                        ------------    ------------    ------------     ------------
NET ASSETS . . . . . . . . . .          $ 21,422,713    $ 22,091,903    $ 16,139,119     $  2,814,659

SHARES OUTSTANDING . . . . . .             1,012,453         975,440       1,044,581          180,763

OFFERING, REDEMPTION AND
NET ASSET VALUE PER SHARE. . .          $      21.16    $      22.65    $      15.45     $      15.57


*Identified Cost . . . . . . .          $ 17,404,156    $ 18,316,430    $ 16,058,067     $  2,772,584



--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                      DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                   STOCK FUNDS                      BOND FUNDS
                                          ----------------------------    ----------------------------
                                                                             FIXED          MUNICIPAL
                                             GROWTH        OPPORTUNITY      INCOME           INCOME
                                              FUND            FUND           FUND             FUND
                                          ------------     -----------    ------------     -----------
                                              YEAR            YEAR           YEAR             YEAR
                                             ENDED           ENDED           ENDED            ENDED
                                            12/31/96        12/31/96       12/31/96          12/31/96
                                          ------------     -----------    ------------     -----------

INVESTMENT INCOME:
   Interest                                $    27,967     $    35,027     $ 1,013,429     $   119,298
   Dividends                                   348,887         212,814               0               0
                                           -----------     -----------     -----------     -----------
    TOTAL INVESTMENT INCOME . . .          $   376,854     $   247,841     $ 1,013,429     $   119,298

EXPENSES:
   Gross Management Fee                        246,501         251,384         182,376          27,802
   Management Fee Waiver
    (See accompanying note #3)                 (56,885)        (58,012)        (47,576)         (9,670)
                                           -----------     -----------     -----------     -----------
    TOTAL EXPENSES  . . . . . . .          $   189,616     $   193,372     $   134,800     $    18,132

NET INVESTMENT INCOME.  . . . . .          $   187,238     $    54,469     $   878,629     $   101,166
REALIZED AND UNREALIZED GAINS (LOSSES):
   Net Realized Gain (Loss) from
    Security Transactions                      683,564       1,170,699         (28,072)           (179)
   Net Unrealized Gain (Loss)
    on Investments                           2,082,615       2,882,162        (362,410)        (14,667)
                                           -----------     -----------     -----------     -----------

NET GAIN (LOSS) ON INVESTMENTS. .          $ 2,766,179     $ 4,052,861     $  (390,482)    $   (14,846)

NET INCREASE IN ASSETS
   FROM OPERATIONS. . . . . . . .          $ 2,953,417     $ 4,107,330     $   488,147     $    86,320


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                            DECEMBER 31, 1996
--------------------------------------------------------------------------------


                                                                         STOCK FUNDS
                                             ------------------------------------------------------------------
                                                        GROWTH FUND                     OPPORTUNITY FUND
                                             -------------------------------    -------------------------------
                                                YEAR ENDED       YR. ENDED        YEAR ENDED       YR. ENDED
                                                 12/31/96        12/31/95          12/31/96        12/31/95
                                             --------------   --------------    -------------    -------------
OPERATIONS:
   Net Investment Income                      $    187,238     $    174,821     $     54,469     $     63,156
   Net Realized Gain (Loss)
     from Security Transactions                    683,564          295,444        1,170,699          136,269
   Net Unrealized Gain (Loss)
     on Investments                              2,082,615        2,869,051        2,882,162        2,030,849
                                              ------------     ------------     ------------     ------------
     NET INCREASE (DECREASE) IN
       ASSETS FROM OPERATIONS . . . . . .     $  2,953,417     $  3,339,316     $  4,107,330     $  2,230,274

DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                          (187,246)        (174,821)         (54,430)         (63,156)
   Net Realized Gain from
     Security Transactions                        (683,506)        (292,144)      (1,170,723)        (130,391)
                                              ------------     ------------     ------------     ------------
     NET DECREASE IN ASSETS
       FROM DISTRIBUTIONS . . . . . . . .     $   (870,752)    $   (466,965)    $ (1,225,153)    $   (193,547)

CAPITAL SHARE TRANSACTIONS:
   Proceeds From Sale of Shares                  4,956,433        3,181,606        5,387,376        7,202,770
   Net Asset Value of Shares Issued on
     Reinvestment of Distributions                 378,150          158,353           45,955            4,955
   Cost of Shares Redeemed                        (862,984)        (648,025)      (1,414,677)        (341,113)
                                              ------------     ------------     ------------     ------------
     NET INCREASE IN ASSETS FROM
       CAPITAL SHARE TRANSACTIONS . . . .     $  4,471,599     $  2,691,934     $  4,018,654     $  6,866,612

NET CHANGE IN NET ASSETS. . . . . . . . .     $  6,554,264     $  5,564,285     $  6,900,831     $  8,903,339

Net Assets at Beginning of Period . . . .     $ 14,868,449     $  9,304,164     $ 15,191,072     $  6,287,733

NET ASSETS AT END OF PERIOD . . . . . . .     $ 21,422,713     $ 14,868,449     $ 22,091,903     $ 15,191,072







--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                            DECEMBER 31, 1996
--------------------------------------------------------------------------------


                                                                          BOND FUNDS
                                              --------------------------------------------------------------------
                                                        FIXED INCOME FUND                MUNICIPAL INCOME FUND
                                              ---------------------------------   --------------------------------
                                                  YEAR ENDED        YR. ENDED         YEAR ENDED        YR. ENDED
                                                   12/31/96          12/31/95          12/31/96         12/31/95
                                              ---------------   ---------------   --------------   ---------------
OPERATIONS:
  Net Investment Income                        $    878,629      $    821,802      $    101,166      $     83,063
  Net Realized Gain (Loss)
    from Security Transactions                      (28,072)          (23,420)             (179)              747
  Net Unrealized Gain (Loss)
    on Investments                                 (362,410)        1,598,182           (14,667)          108,108
                                               ------------      ------------      ------------      ------------
    NET INCREASE (DECREASE) IN
      ASSETS FROM OPERATIONS . . . . . . .     $    488,147      $  2,396,564      $     86,320      $    191,918

DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income                            (878,592)         (821,790)         (101,172)          (83,054)
  Net Realized Gain from
    Security Transactions                                 0                 0                 0              (747)
                                               ------------      ------------      ------------      ------------
    NET DECREASE IN ASSETS
      FROM DISTRIBUTIONS . . . . . . . . .     $   (878,592)     $   (821,790)     $   (101,172)     $    (83,801)

CAPITAL SHARE TRANSACTIONS:
  Proceeds From Sale of Shares                    3,685,344         3,632,971           590,156           797,695
  Net Asset Value of Shares Issued on
    Reinvestment of Dividends/Gains                 590,859           687,058            69,737            65,076
  Cost of Shares Redeemed                        (3,721,495)       (2,376,556)         (113,280)         (180,347)
                                               ------------      ------------      ------------      ------------
    NET INCREASE IN ASSETS FROM
      CAPITAL SHARE TRANSACTIONS . . . . .     $    554,708      $  1,943,473      $    546,613      $    682,424

NET CHANGE IN NET ASSETS . . . . . . . . .     $    164,263      $  3,518,247      $    531,761      $    790,541

Net Assets at Beginning of Period  . . . .     $ 15,974,856      $ 12,456,609      $  2,282,898      $  1,492,357

NET ASSETS AT END OF PERIOD  . . . . . . .     $ 16,139,119      $ 15,974,856      $  2,814,659      $  2,282,898


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:


                                                                                 STOCK FUNDS
                                                           --------------------------------------------------------
                                                           GROWTH FUND                             OPPORTUNITY FUND
                                        ------------------------------------------------    --------------------------------
                                          YEAR          YEAR          YEAR        YEAR       YEAR         YEAR
                                          ENDED         ENDED         ENDED       ENDED      ENDED        ENDED     5/16/94-
                                        12/31/96       12/31/95      12/31/94   12/31/93    12/31/96     12/31/95   12/31/94
                                        --------       --------      --------   --------    --------     --------   --------
   Net Asset Value
    Beginning of Period. . . .         $  18.86         14.81         15.71       15.00    $  19.42       15.70      15.00

OPERATIONS:
   Net Investment Income                   0.19          0.24          0.24        0.18        0.06        0.08       0.05
   Net Gains (losses) on Securities
    (Realized & Unrealized)                2.98          4.42         (0.90)       0.71        4.43        3.89       0.70
                                       --------      --------      --------    --------    --------    --------   --------
      TOTAL OPERATIONS . . . .         $   3.17          4.66         (0.66)       0.89    $   4.49        3.97       0.75

DISTRIBUTIONS:
   Dividends from Net
    Investment Income                     (0.19)        (0.24)        (0.24)      (0.18)      (0.06)      (0.08)     (0.05)
   Distributions from Net
    Realized Capital Gains                (0.68)        (0.37)         0.00        0.00       (1.20)      (0.17)      0.00
                                       --------      --------      --------    --------    --------    --------   --------
      TOTAL DISTRIBUTIONS. . .         $  (0.87)        (0.61)        (0.24)      (0.18)   $  (1.26)      (0.25)     (0.05)

Net Asset Value
   End of Period . . . . . . .         $  21.16         18.86         14.81       15.71    $  22.65       19.42      15.70

TOTAL RETURN . . . . . . . . .            16.85%        31.61%        (4.22%)      5.93%      23.10%      25.27%      4.99%

Net Assets, End of Period
   (Millions)  . . . . . . . .         $  21.42         14.87          9.30        6.58    $  22.09       15.19       6.29

RATIOS AFTER FEE WAIVERS: (1)
   Ratio of Expenses to
    Average Net Assets (2) . .             1.00%         1.00%         1.00%       1.00%       1.00%       1.00%      1.00%
   Ratio of Net Income to
    Average Net Assets (2) . .             0.99%         1.42%         1.65%       1.38%       0.28%       0.59%      1.01%

Portfolio Turnover Rate. . . .             26.78%        52.91%        30.38%      23.57%      46.43%      62.15%     58.73%
Average Commission Rate
(cents per share). . . . . . .          $ 0.0799                                            $ 0.0876

--------------------------------------------------------------------------------

(1) The Adviser intends fee waivers of 0.30% to be permanent, although the Adviser retains the right to remove the waivers after 12/31/97. As of 12/31/96, assuming no waiver of management fee expenses, the ratios would have been: (See note #3.)

                                            Growth   Opportunity
                                            ------   -----------
       Expenses to Average Net Assets        1.30%      1.30%
       Net income to Average Net Assets      0.69%      0.00%

(2) Ratios have been annualized in 1994 for the Opportunity Fund.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
   SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:


                                                                       BOND FUNDS
                                                -----------------------------------------------------

                                                   FIXED INCOME FUND                      MUNICIPAL INCOME FUND
                                     --------------------------------------------    ------------------------------
                                      YEAR        YEAR        YEAR        YEAR         YEAR       YEAR
                                      ENDED       ENDED       ENDED       ENDED        ENDED      ENDED     5/16/94-
                                     12/31/96    12/31/95    12/31/94    12/31/93     12/31/96   12/31/95   12/31/94
                                     --------    --------    --------    --------     --------   --------   --------
   Net Asset Value
    Beginning of Period . . . .        $15.84      $14.20      $15.80      $15.00       $15.68     $14.73     $15.00

OPERATIONS:
   Net Investment Income  . . .          0.86        0.83        0.80        0.60         0.63       0.63       0.39
   Net Gains (losses) on Securities
    (Realized & Unrealized) . .         (0.39)       1.64       (1.60)       0.83        (0.11)      0.96      (0.27)
                                       ------      ------      ------      ------       ------     ------     ------
      TOTAL OPERATIONS  . . . .        $ 0.47      $ 2.47      $(0.80)     $ 1.43       $ 0.52       1.59       0.12

DISTRIBUTIONS:
   Dividends from Net
    Investment Income . . . . .         (0.86)      (0.83)      (0.80)      (0.60)       (0.63)     (0.63)     (0.39)
   Distributions from Net
    Realized Capital Gains  . .          0.00        0.00        0.00       (0.03)        0.00      (0.01)      0.00
                                       ------      ------      ------      ------       ------     ------     ------
      TOTAL DISTRIBUTIONS . . .        $(0.86)     $(0.83)     $(0.80)     $(0.63)      $(0.63)    $(0.64)    $(0.39)

Net Asset Value
   End of Period  . . . . . . .        $15.45      $15.84      $14.20      $15.80       $15.57     $15.68     $14.73

TOTAL RETURN  . . . . . . . . .          3.11%      17.70%      (5.14%)      9.51%        3.43%     10.88%      0.81%

Net Assets, End of Period
   (Millions) . . . . . . . . .        $16.14       15.97       12.46       10.08         2.81       2.28       1.49

RATIOS AFTER FEE WAIVERS: (1)
   Ratio of Expenses to
    Average Net Assets (2). . .          0.85%       0.85%       0.85%       0.85%        0.75%      0.68%      0.01%
   Ratio of Net Income to
    Average Net Assets (3). . .          5.56%       5.54%       5.53%       5.08%        4.18%      4.28%      5.46%

Portfolio Turnover Rate . . . .         14.04%       4.95%       0.04%      10.14%        6.25%      7.81%      0.00%


--------------------------------------------------------------------------------

(1) The Adviser intends fee waivers of 0.30% on the Fixed Income Fund and 0.40% on the Municipal Income Fund to be permanent, although the Adviser retains the right to remove the waivers after 12/31/97. As of 12/31/96, assuming no waiver of management fee expenses, the ratios would have been: (See note #3.)
                                                 Fixed    Municipal
                                                --------  ---------
             Expenses to Average net Assets:      1.15%     1.15%
             Net income to Average Net Assets:    5.26%     3.78%

(2) The Adviser waived 1.14% of the fee on the Municipal Income Fund in 1994 and 0.47% of the fee in 1995.
(3) Ratios have been annualized in 1994 for the Municipal Income Fund.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS                              DECEMBER 31, 1996
--------------------------------------------------------------------------------

   1)  ORGANIZATION:
   The Growth Fund, Fixed Income Fund, Opportunity Fund and Municipal Income Fund are each series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under Declaration of Trust dated September 30, 1992. The Growth and Fixed Income Funds began offering their shares publicly on January 4, 1993. The Opportunity and Municipal Income Funds began offering their shares publicly on May 16, 1994.

   2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
   SECURITY VALUATION AND TRANSACTIONS:
   The investments in securities are carried at market value. The market quotation used for common stocks which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day, determined as of the close of the New York Stock Exchange at 4:00 p.m. Eastern Standard Time. In absence of a sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security.

   Fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When prices are not readily available from a pricing service, or when illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days are valued by using the amortized cost method of valuation. Purchases and sales of securities are recorded on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

   INVESTMENT INCOME AND REALIZED CAPITAL GAINS AND LOSSES ON INVESTMENT
   SECURITIES:
   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend and interest income are recorded net of foreign taxes. Gains and losses on sales of investments are calculated using the specific identification method.

   INCOME TAXES:
   It is the Funds' policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains .

   3)  INVESTMENT ADVISORY AGREEMENT:
   The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds' operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Growth Fund and Opportunity Fund pay the Adviser a management fee at the annual rate of 1.00% of the Funds' average daily net assets, which is accrued daily and paid monthly. The Fixed Income Fund pays the Adviser a management fee at the annual rate of 0.85% of the Fund's average daily net assets, and the Municipal Income Fund pays the Adviser a management fee at the annual rate of 0.75% of the Fund's average daily net assets, both of which are accrued daily and paid monthly. The Adviser has received management fees for the period January 1 - December 31, 1996 as follows:

          Growth Fund           $189,616        Fixed Income Fund     $134,800
          Opportunity Fund      $193,372        Municipal Income Fund $ 18,132

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED                   DECEMBER 31, 1996
--------------------------------------------------------------------------------


   3)  INVESTMENT ADVISORY AGREEMENT (CONTINUED):
   The Adviser is authorized to charge the Growth Fund and Opportunity Fund a management fee of 1.30%, and the Fixed Income Fund a management fee of 1.15%, of the average daily net assets of the Funds, respectively, and has waived 0.30% of these fees, INTENDING THESE FEE WAIVERS TO BE PERMANENT, although the Adviser has the right to remove these fee waivers anytime after December 31, 1997. The Adviser is authorized to charge a management fee of 1.15% on the Municipal Income Fund, and has waived 0.40% of these fees, INTENDING THESE FEE WAIVERS TO BE PERMANENT, although the Adviser has the right to remove these fee waivers anytime after December 31, 1997.

   4)  RELATED PARTY TRANSACTIONS:
   All officers and one trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. Each outside trustee has received compensation during the 12 months ended December 31, 1996, of $3,000 for his responsibilities as trustee and has received no additional compensation from the Trust.

   The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under
   Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 1996, Johnson Investment Counsel, Inc. and entities which the Adviser could be deemed to control or have discretion over owned in aggregate more than 25% of the Growth Fund and the Fixed Income Fund. As of December 31, 1996, the Adviser had discretion on over 25% of the Opportunity Fund, and Timothy E. Johnson and Janet L. Johnson jointly owned more than 25% of the Municipal Income Fund.

   5)  CAPITAL SHARE TRANSACTIONS:
   As of December 31, 1996, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written or telephone request in proper form.

    SHARE TRANSACTIONS FOR THE PERIOD JANUARY 1 - DECEMBER 31, 1996:

                                                                                  FIXED          MUNICIPAL
                                                     GROWTH       OPPORTUNITY     INCOME          INCOME
                                                      FUND           FUND          FUND            FUND
                                                   ----------     -----------    ----------     ----------
Shares Sold to Investors                              245,747        258,788        236,722         37,907
Shares Issued on Reinvestment Dividends                19,683          2,366         38,270          4,503
                                                   ----------     ----------     ----------     ----------
Subtotal                                              265,430        261,154        274,992         42,410
Shares Redeemed                                       (41,516)       (67,812)      (238,906)        (7,242)
                                                   ----------     ----------     ----------     ----------
Net Increase                                          223,914        193,342         36,086         35,168
SHARES OUTSTANDING:
December 31, 1995 (beginning of period)               788,539        782,098      1,008,495        145,595
DECEMBER 31, 1996 (END OF PERIOD)                   1,012,453        975,440      1,044,581        180,763

   6)  PURCHASES AND SALES OF SECURITIES:
   During the 12 months ended December 31, 1996:
   GROWTH FUND: Purchases of investment securities other than U.S. Government obligations and short term investments aggregated $9,143,909 and sales of investment securities other than U.S. Government obligations and short term investments aggregated $5,075,966. There were no purchases or sales of U.S. Government obligations in the Fund.

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED                   DECEMBER 31, 1996
--------------------------------------------------------------------------------


   6)  PURCHASES AND SALES OF SECURITIES, CONTINUED:
   During the 12 months ended December 31, 1996:
   OPPORTUNITY FUND: Purchases of investment securities other than U.S. Government obligations and short term investments aggregated $12,527,795 and sales of investment securities other than U.S. Government obligations and short term investments aggregated $9,050,133. There were no purchases or sales of U.S. Government obligations in the Fund.

   FIXED INCOME FUND: Purchases of investment securities other than U.S. Government obligations and short term investments aggregated $902,456 and sales of investment securities other than U.S. Government obligations and short term investments aggregated $944,183. Purchases of U.S. Government obligations aggregated $2,237,776 and sales of U.S. Government obligations aggregated $1,256,778.

   MUNICIPAL INCOME FUND: Purchases of investment securities other than U.S. Government obligations and short term investments aggregated $1,035,388 and sales of investment securities other than U.S. Government obligations and short term investments aggregated $150,878. There were no purchases or sales of U.S. Government obligations in the Fund.

   7)  SECURITY TRANSACTIONS:
   For Federal income tax purposes, the cost of investments owned on December 31, 1996 was the same as identified cost. As of December 31, 1996 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                                                        NET
                                                                 APPRECIATION
       FUND               APPRECIATION       (DEPRECIATION)     (DEPRECIATION)
       ----               ------------        -------------      -------------
       Growth              $4,957,577          ($205,689)         $4,751,888
       Opportunity         $5,219,554          ($218,247)         $5,001,307
       Fixed Income        $  186,442          ($135,781)         $   50,661
       Municipal Income    $   52,167          ($  2,220)         $   49,947

   8)  FINANCIAL INSTRUMENTS DISCLOSURE:
   There are no reportable financial instruments that have any off balance sheet risk as of December 31, 1996.


--------------------------------------------------------------------------------
                                       26

MCCURDY AND ASSOCIATES CPA'S, INC.
27955 CLEMENS ROAD
WESTLAKE, OHIO  44145



                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------


To The Shareholders and Board of Trustees
Johnson Mutual Funds Trust

      We have audited the statements of assets and liabilities including the portfolios of investments, of the Johnson Mutual Funds Trust (comprising, respectively, the Growth Fund, the Fixed Income Fund, the Municipal Income Fund, and the Opportunity Fund) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects. the financial position of each of the respective portfolios constituting the Johnson Mutual Funds Trust as of December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in conformity with generally accepted accounting principles.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
January 22, 1997

--------------------------------------------------------------------------------
     TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


                         Timothy E. Johnson       Trustee, President
                              John W. Craig       Trustee
                          Ronald H. McSwain       Trustee
                           Kenneth S. Shull       Trustee

                             Dale H. Coates       Vice President
                          Richard T. Miller       Vice President
                      Dianna J. Rosenberger       CFO, Treasurer
                           David C. Tedford       Secretary


--------------------------------------------------------------------------------
     TRANSFER AGENT AND FUND ACCOUNTANT
--------------------------------------------------------------------------------


                               The Provident Bank
                            Three East Fourth Street
                             Cincinnati, Ohio 45202
                          (513) 579-2784 (800) 424-2295


--------------------------------------------------------------------------------
     CUSTODIAN
--------------------------------------------------------------------------------


                               The Provident Bank
                            Three East Fourth Street
                             Cincinnati, Ohio 45202
                          (513) 579-2784 (800) 424-2295


--------------------------------------------------------------------------------
     AUDITORS
--------------------------------------------------------------------------------


                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                              Westlake, Ohio 44145


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     INVESTMENT ADVISER
--------------------------------------------------------------------------------

                        JOHNSON INVESTMENT COUNSEL, INC.
                    5556 CHEVIOT ROAD, CINCINNATI, OHIO 45247


- Johnson Investment Counsel, Inc. is a Cincinnati-based investment advisory firm that has been in business since 1965, managing stock, bond and balanced portfolios for individuals, corporations, trusts, endowments, foundations, and retirement funds. Johnson Investment Counsel, Inc. is the Adviser to the Johnson Mutual funds Trust.


- Johnson Investment Counsel, Inc. currently employs 38 individuals, including a professional staff of 14, seven of whom have earned the Chartered Financial Analyst designation (CFA), seven professionals with graduate degrees, and a Certified Public Accountant.



- The firm is registered with the Securities and Exchange Commission as an independent fee-based investment adviser.



- The Adviser adheres to the long-term quality growth approach to stock and bond investing, to enhance portfolio returns as well as preserve capital.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           JOHNSON MUTUAL FUNDS TRUST
                    5556 CHEVIOT ROAD, CINCINNATI, OHIO 45247
                          (513) 385-4001 (800) 541-0170
--------------------------------------------------------------------------------














--------------------------------------------------------------------------------

  This report is authorized for distribution to prospective investors only when accompanied or preceded by the Trust's prospectus, which illustrates each
      Fund's objectives, policies, management fees, and other information that may be helpful in making an investment decision.

--------------------------------------------------------------------------------